Quarterly Holdings Report
for

Fidelity® Long-Term Treasury Bond Index Fund

May 31, 2020

LBX-QTLY-0720
1.832125.114

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
1.125% 5/15/40	$32,301,000	$31,967,896
1.25% 5/15/50	37,487,000	35,928,947
2% 2/15/50	102,305,900	116,952,428
2.25% 8/15/46	46,110,000	54,557,496
2.25% 8/15/49	60,310,000	72,343,730
2.375% 11/15/49	85,884,000	105,838,611
2.5% 2/15/45	52,075,000	64,086,831
2.5% 2/15/46	45,754,000	56,531,212
2.5% 5/15/46	47,721,000	59,036,097
2.75% 8/15/42	25,805,000	32,927,583
2.75% 11/15/42	37,779,000	48,199,215
2.75% 8/15/47	51,406,000	67,028,605
2.75% 11/15/47	51,537,000	67,294,035
2.875% 5/15/43	68,653,000	89,447,350
2.875% 8/15/45	57,249,500	75,300,983
2.875% 11/15/46	57,732,000	76,627,954
2.875% 5/15/49	66,652,000	89,948,000
3% 5/15/42	26,659,000	35,391,905
3% 11/15/44	59,463,000	79,464,402
3% 5/15/45	53,800,000	72,098,305
3% 11/15/45	47,616,000	64,049,100
3% 2/15/47	60,720,000	82,553,109
3% 5/15/47	56,467,000	76,810,560
3% 2/15/48	54,483,000	74,441,655
3% 8/15/48	68,728,000	94,318,441
3% 2/15/49	76,312,000	105,092,952
3.125% 11/15/41	22,170,000	29,923,438
3.125% 2/15/42	20,406,000	27,596,724
3.125% 2/15/43	49,893,000	67,452,997
3.125% 8/15/44	51,896,300	70,641,811
3.125% 5/15/48	50,032,000	69,974,443
3.375% 5/15/44	9,355,300	13,203,398
3.375% 11/15/48	83,054,000	121,784,415
3.5% 2/15/39	10,281,000	14,545,607
3.625% 8/15/43	49,641,000	72,322,671
3.625% 2/15/44	63,518,000	92,818,159
3.75% 8/15/41	24,487,000	35,968,151
3.75% 11/15/43	54,093,000	80,359,800
3.875% 8/15/40	22,725,000	33,810,539
4.25% 5/15/39	10,932,000	16,892,075
4.25% 11/15/40	12,299,000	19,191,725
4.375% 2/15/38	9,093,000	14,122,566
4.375% 11/15/39	22,043,000	34,643,674
4.375% 5/15/40	23,064,000	36,434,813
4.375% 5/15/41	22,810,000	36,211,766
4.5% 2/15/36 (a)	28,747,000	44,009,860
4.5% 5/15/38	3,310,000	5,216,224
4.5% 8/15/39	13,889,000	22,095,446
4.625% 2/15/40	18,257,000	29,575,627
4.75% 2/15/37	5,879,000	9,386,880
4.75% 2/15/41	24,283,000	40,188,365
5% 5/15/37	2,509,000	4,117,210
5.375% 2/15/31	16,097,000	23,986,416
		2,894,712,202
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,264,377,731)		2,894,712,202
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.11% (b)
(Cost $17,214,965)	17,211,522	17,214,965
	Maturity Amount	Value

Repurchase Agreements - 1.1%
Investments in repurchase agreements in a joint trading account at 0.08%, dated 5/29/20 due 6/1/20 (Collateralized by U.S. Government Obligations) # (c)
(Cost $32,991,000)	32,991,220	32,991,000
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,314,583,696)		2,944,918,167
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(39,114,587)
NET ASSETS - 100%		$2,905,803,580

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,271
Fidelity Securities Lending Cash Central Fund	3,360
Total	$8,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$32,991,000 due 6/01/20 at 0.08%
J.P. Morgan Securities, Inc.	$32,991,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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